EVENT SUBSEQUENT (Details) - USD ($) $ / shares in Units, $ in Thousands						6 Months Ended		12 Months Ended
	Jul. 25, 2023	Apr. 03, 2023	Mar. 23, 2023	Mar. 22, 2023	Feb. 02, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 29, 2022
Disclosure of non-adjusting events after reporting period [line items]
Exercise price of warrants		$ 5
Proceeds from issuance of ordinary shares and warrants, net of issuance costs						$ 5,097	$ 16,221	$ 23,806	$ 78,536	$ 23,867
Class of warrant or right, number of securities called by warrants or rights		90,000
Warrants, exercisable term		5 years
Registered Direct Offering [Member]
Disclosure of non-adjusting events after reporting period [line items]
Warrants term		9 months
Exercise price of warrants	$ 1.8	$ 4	$ 59.2
Proceeds from issuance of ordinary shares and warrants, net of issuance costs	$ 1,800	$ 6,000
Offering expenses	$ 400	$ 600
Number of shares issued		1,500,000
Class of warrant or right, number of securities called by warrants or rights			330,106
ADR [Member]
Disclosure of non-adjusting events after reporting period [line items]
Exercise price of warrants			$ 59.2	$ 1.48
ADR [Member] | Registered Direct Offering [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	1,301,923
Pre Funded Warrants [Member] | Registered Direct Offering [Member]
Disclosure of non-adjusting events after reporting period [line items]
Exercise price of warrants	$ 0.001	$ 0.001
Scenario One [Member] | Registered Direct Offering [Member]
Disclosure of non-adjusting events after reporting period [line items]
Exercise price of warrants	$ 4.75
Class of warrant or right, number of securities called by warrants or rights	330,106
Scenario Two [Member] | Registered Direct Offering [Member]
Disclosure of non-adjusting events after reporting period [line items]
Exercise price of warrants	$ 4.6305
Class of warrant or right, number of securities called by warrants or rights	971,817
Scenario Three [Member] | Registered Direct Offering [Member]
Disclosure of non-adjusting events after reporting period [line items]
Exercise price of warrants	$ 4
Class of warrant or right, number of securities called by warrants or rights	1,500,000
Unregistered Private Warrants [Member] | Registered Direct Offering [Member]
Disclosure of non-adjusting events after reporting period [line items]
Warrants term	5 years	5 years
Exercise price of warrants	$ 1.8	$ 4.75
Class of warrant or right, number of securities called by warrants or rights	1,500,000	1,500,000
Warrants, exercisable term	6 months
Warrants Issued To Placement Agent [Member] | Registered Direct Offering [Member]
Disclosure of non-adjusting events after reporting period [line items]
Exercise price of warrants	$ 1.6875
Class of warrant or right, number of securities called by warrants or rights	78,115
Warrants, exercisable term	5 years
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Exercise price of warrants		$ 5
Number of ordinary shares issued in exchange of ADS			400	10
Class of warrant or right, number of securities called by warrants or rights		90,000	330,106
Warrants, exercisable term		5 years
Major ordinary share transactions | Registered Direct Offering [Member]
Disclosure of non-adjusting events after reporting period [line items]
Warrants term		9 months
Exercise price of warrants		$ 4
Proceeds from issuance of ordinary shares and warrants, net of issuance costs		$ 6,000
Offering expenses		$ 600
Number of shares issued		1,500,000
Major ordinary share transactions | Unregistered Private Warrants [Member] | Registered Direct Offering [Member]
Disclosure of non-adjusting events after reporting period [line items]
Warrants term		5 years
Exercise price of warrants		$ 4.75
Class of warrant or right, number of securities called by warrants or rights		1,500,000
Warrants Amendment [Member]
Disclosure of non-adjusting events after reporting period [line items]
Warrants term		5 years
Exercise price of warrants		$ 4.75
Warrants Amendment [Member] | Scenario Three [Member]
Disclosure of non-adjusting events after reporting period [line items]
Exercise price of warrants	$ 1.35
Proceeds from issuance of ordinary shares and warrants, net of issuance costs	$ 2,000
Class of warrant or right, number of securities called by warrants or rights	1,500,000
HCRM
Disclosure of non-adjusting events after reporting period [line items]
Paid transaction services arrangement term					12 months
Restricted cash transferred to collateral bank account					$ 16,000						$ 16,000
HCRM | Entering In To Significant Arrangements [Member]
Disclosure of non-adjusting events after reporting period [line items]
Paid transaction services arrangement term					12 months
Restricted cash transferred to collateral bank account					$ 16,000